Stock Repurchase Program	12 Months Ended
Dec. 31, 2011
Stock Repurchase Program [Abstract]
Stock Repurchase Program

Note 10 – Stock Repurchase Program

In July 2005, the Company's Board of Directors authorized a repurchase program of its common stock for up to 50,000 shares which was completed. On August 30, 2007, the Company approved a second stock repurchase program and authorized the repurchase of up to 50,000 shares of the Company's outstanding shares of common stock. As of December 31, 2011 and 2010, the Company had repurchased 62,750 shares of common stock. No shares were repurchased in 2011 and 2010.